Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2033
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.9837
Maximum Aggregate Offering Price | $	$ 737,775,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 101,886.73
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $737,775,000.